POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 23, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 24, 2017

PowerShares S&P SmallCap Financials Portfolio

The name of the underlying index for PowerShares S&P SmallCap Financials Portfolio changed from S&P SmallCap 600® Capped Financials Index to S&P SmallCap 600® Capped Financials & Real Estate Index. Accordingly, effective immediately, all references herein to S&P SmallCap 600® Capped Financials Index are replaced with S&P SmallCap 600® Capped Financials & Real Estate Index.

No changes were made to the underlying index’s methodology.

Please Retain This Supplement for Future Reference

P-PSCF-PRO-SAI-SUP-1